Income Tax Expenses - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Contingency [Line Items]
Interest and penalties on freight tax expenses (recoveries)	$ 6,200	$ 3,800	$ 6,200
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	24,100	22,300	25,900
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	7,394	2,983	4,766
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	$ 4,798	$ 964	$ 0